Related Party Transaction	12 Months Ended
Jun. 30, 2025
Related Party Transaction [Abstract]
Related Party Transaction

Note 6 – Related Party Transaction

Other payables – related parties

During the years ended June 30, 2025 and 2024, other payables – related parties represent reimbursement from related parties and the Company’s executive management, Mr. Chung and Mr. Au for out-of-pocket expenses incurred for business purposes. The balances due to Mr. Chung and Mr. Au were nil and approximately $2,539 respectively as of June 30, 2025 and $681 and $7,606 respectively as of June 30, 2024.

During the years ended June 30, 2025 and 2024, the expenses paid for TCM formula and materials for product development to Regeneration Company Limited, a related company, were approximately $0.07 million and $0.09 million, respectively. The reimbursement to Regeneration Company Limited for out-of-pocket expenses incurred for research and development purposes were approximately $0.21 million and $0.21 million, respectively. The balance due to Regeneration Company Limited was nil and approximately $156 respectively as of June 30, 2025 and 2024.

During the years ended June 30, 2025 and 2024, the expenses paid for services fee for research support to Regencell Bioscience Asia Sdn. Bhd., a related company, were nil and approximately $0.03 million respectively. The balance due to Regencell Bioscience Asia Sdn. Bhd., was nil as of June 30, 2025 and 2024.